Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 0.0450	€ 0.0450
Final dividend for the year ended 31 March 2024: 4.50 eurocents per share(2023: 4.50 eurocents per share)	€ 1,212	€ 1,215
Proposed after the end of the reporting period and not recognised as a liability:
Dividends per share, proposed after the end of the year and not recognised as a liability	€ 0.0225	€ 0.0450
Interim dividend for the year ending 31 March 2025: 2.25 eurocents per share(2024: 4.50 eurocents per share)	€ 585	€ 1,218